Discontinued Operations - Disclosure of analysis of cash-flows from discontinued operations (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Discontinued Operations [Abstract]
Net cash generated from / (used in) operating activities	€ 0	€ (5,539)
Net cash generated from / (used in) investing activities	0	0
Net cash generated from / (used in) financing activities	0	0
Net cash flows from discontinued operations	€ 0	€ (5,539)